Expense Example - Growth and Tax Strategy Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	60	189	329	738	57	184	324	733	311	2,050	4,371	8,661	263	1,032	2,209	5,087